Black-Scholes option pricing model Significant Assumptions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Black-Scholes option pricing model Significant Assumptions
Exercise prices Range Minimum	$ 0.02	$ 0.07
Exercise prices Range Maximum	$ 0.17	$ 0.17
Expected volatilities Minimum	105.11%	115.01%
Expected volatilities maximum	139.77%	139.28%
Risk free interest rates minimum	1.68%	0.79%
Risk free interest rates maximum	10.51%	2.36%
Expected terms Minimum	1.3	3
Expected terms Maximum	5.0	10
Expected dividends	$ 0	$ 0